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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Tax-Free National Fund

Portfolio of Investments - June 30, 2009 (unaudited)

Credit Rating			Principal	Market
Moody's	S&P		Amount	Value
		LONG TERM MUNICIPAL BONDS: 97.7% of Net Assets

		ARIZONA: 7.7%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (ETM)(Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	$75,000	$77,488
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	99,071
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	148,374
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/19	215,000	230,282
A2	AA	Glendale Western Loop 101 Public Facilities Revenue, 6%, 7/1/24	525,000	553,833
Baa3	nr	Maricopa County Stadium Revenue Bond (AMBAC Insured), 5.25%, 6/1/12	250,000	276,228
Aa3	AAA	Maricopa County Unified School District #41 (Gilbert)(FSA Insured), 5.8%, 7/1/14	250,000	286,430
nr	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	78,575
A3	A	Northern Arizona University (AMBAC), 5%, 9/1/23	150,000	152,051
Aa2	AAA	Tempe Excise Tax Revenue, 5.0%, 7/1/20	225,000	240,077

		ARKANSAS: 0.7%
Aa3	AAA	Fort Smith Water & Sewer Revenue (FSA Insured), 5%, 10/1/21	175,000	193,228

		DISTRICT OF COLUMBIA: 1.1%
A1	A	District of Columbia, Series B-3, 5.5%, 6/1/12	285,000	309,875

		FLORIDA: 8.7%
nr	A	Emerald Coast Utilities Authority Revenue Bond (FGIC Insured)(MBIA Insured), 5%, 1/1/25	1,010,000	1,022,524
Aa3	AA	Palm Beach County Solid Waste Authority Revenue Bond (AMBAC Insured), 6%, 10/1/10	600,000	631,104
Aa3	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5.0%, 10/1/23	750,000	766,868

		GEORGIA: 1.0%
A3	BBB	Emanuel County Hospital Revenue (AMBAC Insured), 4.3%, 7/1/17	250,000	276,095

		ILLINOIS: 5.0%
Aa3	BBB	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	360,402
A1	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5%, 12/30/24	1,000,000	1,034,980

		INDIANA: 4.1%
Aa3	AAA	Western Boone, Multi School Building Corp (FSA Insured), 5%, 1/10/20	1,015,000	1,146,026

		IOWA: 1.9%
Aa3	nr	Ankeny-Series B, 4%, 6/1/17	500,000	527,125

		KENTUCKY: 0.4%
Aa3	nr	Laurel County Finance Corp. School Building Revenue (FSA Insured), 4%, 6/1/16	110,000	118,303

		MARYLAND: 0.3%
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue (ETM), 6.8%, 7/1/16	75,000	86,653

		MASSACHUSETTS: 4.2%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,156,150

		MICHIGAN: 5.4%
A2	A+	Charles Stewart Mott Community College (MBIA Insured), 5%, 5/1/18	720,000	763,531
Aa3	AA-	Detroit City School District (FGIC Insured), 6%, 5/1/20	300,000	311,835
A1	AA-	Redford United School District (AMBAC Insured), 5%, 5/1/22	410,000	414,621

		MISSISSIPPI: 4.4%
Aaa#	AAA	Harrison County Wastewater Management District, Sewer Revenue (ETM)(Wastewater Treatment Facilities)(FGIC Insured), 7.75%, 2/1/14	500,000	621,970
Aaa#	AAA	Harrison County Wastewater Management District, Sewer Revenue (ETM)(Wastewater Treatment Facilities)(FGIC Insured), 8.5%, 2/1/13	500,000	595,290

		MISSOURI: 8.7%
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit (Prerefunded 3/1/12 @100) (FSA Insured), 5.25%, 3/1/14	300,000	326,115
Aaa#	AAA	Jefferson County School District (ETM), 6.7%, 3/1/11	105,000	111,659
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	336,687
Aa3	AAA	Mehlville School District R-9, Certificate Participation (FSA Insured), 5%, 9/1/19	300,000	311,853
Aa1	AA+	Missouri State Board Public Buildings, 5.5%, 10/15/13	300,000	344,667
Aaa#	AAA	Missouri State Highway & Transportation, Street & Road Revenue (Prerefunded 2/1/11 @100), 5.25%, 2/1/20	200,000	213,494
Aaa#	AAA	St Louis County, Mortgage Revenue Bond (ETM)(AMT), 5.65%, 2/1/20	500,000	545,290
Baa2	BBB+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	220,832

		NEW JERSEY: 4.6%
Aaa#	AAA	New Jersey State Turnpike Authority Revenue (ETM), 6.5%, 1/1/16	850,000	996,098
Aa1	AAA	New Jersey State Turnpike Authority Revenue, 5.25%, 1/1/28	250,000	275,020

		NORTH CAROLINA: 11.0%
nr	nr	Lincolnton Enterprise Systems Revenue Bond, 5%, 5/1/17	800,000	847,512
Baa1	nr	North Carolina Medical Care Community Revenue (HUD Section 8), 5.5%, 10/1/24	500,000	433,730
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	596,142
A1	A+	University North Carolina Systems Pool Revenue Series A (NATL-RE Insured), 5.0%, 10/1/15	215,000	239,798
nr	BBB	University North Carolina Systems (AMBAC Insured), 5.25%, 4/1/21	890,000	949,844

		NORTH DAKOTA: 1.9%
Aaa#	AAA	Grand Forks Health Care Systems Revenue Bond (Prerefunded 8/18/10 @101), 7.125%, 8/15/24	500,000	539,895

		PENNSYLVANIA: 7.6%
A1	A	Lehigh County General Obligation (Lehigh Valley Hospital)(MBIA Insured), 7%, 7/1/16	1,000,000	1,107,110
A1	A+	Pennsylvania Higher Educational Facilities Authority Revenue Bond (MBIA Insured), 5%, 4/01/20	1,000,000	1,016,500

		TEXAS: 10.9%
Aa3	AA	Austin Water and Wastewater Revenue (MBIA Insured), 5%, 5/15/20	400,000	424,316
Aa1	AAA	Harris County, 5.75%, 10/1/24	250,000	282,048
Aaa#	AAA	Kaufman Independent School District (Prerefunded 2/15/12 @100), 5.125%, 2/15/32	480,000	528,494
Aa3	AAA	Laredo International Toll Bridge Revenue (FSA Insured), 5%, 10/1/16	100,000	110,098
Aaa#	AAA	Lower Colorado River Authority, Utility Revenue (ETM)(AMBAC Insured), 6.0%, 1/1/17	305,000	364,136
Aa3	AA	Mueller Local Government, Contract Revenue, 5%, 9/1/25	1,280,000	1,325,824

		VIRGINIA: 2.8%
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/15	150,000	167,651
A1	A+	Hopewell-Series A, 5.875%, 7/15/34	500,000	513,905
Aa2	nr	Prince George (Assured Guaranty Insured), 5%, 2/1/20	100,000	108,628

		WASHINGTON: 3.6%
Aa3	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond (FSA Insured), 5.25%, 7/1/24	605,000	641,596
Aa1	AAA	King County School District #415 Kent (FSA Insured), 5.5%, 6/1/16	300,000	349,899

		WISCONSIN: 1.7%
nr	BBB	Wisconsin Health & Educational Facilities Authority Revenue Bond, Carroll College Inc. Project, 5.25%, 10/1/21	200,000	179,570
Aa3	AA	Wisconsin-Series C, 5%, 5/1/24	285,000	294,713

		TOTAL INVESTMENTS (Cost $26,408,157)		$27,182,113

		CASH AND RECEIVABLES LESS LIABILITIES: 2.3% of Net Assets		643,011

		NET ASSETS: 100%		$27,825,124
		# - Prerefunded
Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued FSP FAS 157-4, “Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased.

The following table represents the fund's investments by caption and by level within the fair value hierarchy as of June 30, 2009 (unaudited):

	Level 1	Level 2	Level 3	Value at 6/30/2009
Long-Term Municipal Bonds	--	27,182,113	--	27,182,113
Total	$--	$27,182,113	$--	$27,182,113

At June 30, 2009 and for the six months then ended, the fund held no Level 3 securities.  See Portfolio of Investments for a listing of all securities within each caption.

Madison Mosaic Virginia Tax-Free Fund

Portfolio of Investments - June 30, 2009 (unaudited)

Credit Rating			Principal	Market
Moody's	S&P		Amount	Value
		LONG TERM MUNICIPAL BONDS: 98.2% of Net Assets

		ECONOMIC DEVELOPMENT: 10.0%
Aa3	AAA	James City County Economic Development Authority Revenue (FSA Insured), 5%, 6/15/19	$1,050,000	$1,146,180
Aa2	AA	Newport News Economic Development Authority Revenue, 5%, 7/1/25	745,000	784,910
Aa2	AAA	Roanoke County Economic Development Authority Lease Revenue (Assured Guaranty Insured), 5%, 10/15/16	400,000	459,812

		EDUCATION: 10.2%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 5%, 4/01/21	1,000,000	1,059,680
A3	nr	Prince William County, Development Authority Educational Facilities Revenue, 5%, 10/1/18	150,000	154,158
Aaa	AAA	University of Virginia Revenue Bond, 5%, 6/1/40	255,000	260,875
Aa2	AA	Virginia Polytech Institute & State University Revenue (AMBAC), 5%, 6/1/14	775,000	873,394
A1	AA-	Virginia Public School Authority, Special Obligation Fluvanna County, 5%, 12/1/18	100,000	107,607

		GENERAL OBLIGATION: 14.4%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	229,250
Aa2	AA	Chesapeake Public Improvements, 4%, 8/1/22	70,000	71,226
A1	A+	Hopewell-Series A, 5.875%, 7/15/34	500,000	513,905
Aaa	AAA	Loudoun County, 5%, 10/1/13	500,000	539,960
Aaa	AAA	Loudoun County, 5%, 12/1/18	165,000	188,686
Aa2	nr	Prince George (Assured Guaranty Insured), 5%, 2/1/20	200,000	217,256
Aa1	nr	Richmond (Assured Guaranty Insured), 5%, 7/15/23	750,000	786,263
Aa3	AA	Spotsylvania County (MBIA Insured),4.25%, 1/15/13	250,000	270,650
Aa1	AAA	Virginia Beach, 5%, 3/1/12	300,000	329,094
Aaa	AAA	Virginia State, 5%, 6/1/26	300,000	322,974

		HOSPITAL: 9.7%
A1	nr	Augusta County Industrial Development Authority, Hospital Revenue, 5.25%, 9/1/20	1,000,000	1,021,960
A3	A	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	200,000	209,036
A1	A+	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems)(MBIA Insured), 5.5%, 7/1/16	500,000	519,485
Aaa#	AAA	Roanoke Industrial Development Authority, Hospital Revenue (ETM) (Roanoke Memorial Hospitals)(MBIA Insured), 6.125%, 7/1/17	500,000	584,280

		HOUSING: 7.0%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project)(FHA Insured)(AMT), 5.5%, 4/1/28	415,000	413,041
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue (FNMA Insured), 5.6%, 2/01/33	1,250,000	1,256,350

		INDUSTRIAL DEVELOPMENT: 17.5%
A3	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,012,740
Baa1	A	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project)(MBIA Insured), 4.375%, 11/1/25	500,000	500,385
A3	A	Henrico County Industrial Development Authority Revenue (MBIA Insured), 6%, 8/15/16	300,000	319,782
Aa1	nr	Loudoun County Industrial Development Authority, Northern VA Criminal Justice, 4%, 6/1/19	500,000	510,275
A1	A	Northwestern Regional Jail Authority, Facilities Revenue (MBIA Insured) 5%, 7/1/19	50,000	52,692
Aa3	nr	Prince William County Economic Development Authority, Lease Revenue, 5.25%, 2/1/18	675,000	771,457
Baa1	A+	Stafford County Industrial Development Authority Revenue, Municipal League Association (MBIA Insured), 4.5%, 8/1/25	700,000	699,188
wd	A	Stafford County Industrial Development Authority Revenue, Municipal League Association, 5%, 8/1/21	315,000	332,089

		LEASING AND OTHER FACILITIES: 3.3%
Aa2	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	781,447
			-
		TRANSPORTATION: 3.7%
nr	A	Richmond Metropolitan Authority Expressway Revenue (FGIC Insured)(MBIA Insured), 5.25%, 7/15/12	350,000	388,342
wr	A	Richmond Metropolitan Authority Expressway Revenue (FGIC Insured)(MBIA Insured), 5.25%, 7/15/22	200,000	213,692
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	275,000	285,805

		UTILITIES: 5.7%
Aa3	AAA	Richmond Public Utility Revenue (FSA Insured), 4.5%, 1/15/33	300,000	290,679
A3	BBB	Southeastern Public Service Authority Revenue (AMBAC), 5%, 7/1/15	1,000,000	1,084,310

		WATER & WASTE: 16.7%
nr	AAA	Fairfax County Water Authority Revenue, 5.25%, 4/1/23	180,000	209,189
nr	BBB	Frederick Regional Sewer System Revenue (AMBAC)(AMT), 5%, 10/1/15	570,000	649,669
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured Insured), 5.25%, 11/15/13	700,000	775,334
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured Insured), 5.25%, 11/15/15	150,000	167,651
A1	A	Norfolk Water Revenue (MBIA Insured), 5.9%, 11/01/25	210,000	209,981
Aaa#	AAA	Puerto Rico Commonwealth Infrastructure (ETM), 5.5%, 10/01/34	500,000	534,570
Aa3	AA+	Upper Occoquan Sewer, Regional Sewer Revenue (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,137,670
Aaa	AAA	Virginia Resource Authority Clean Water Revenue, 5%, 10/1/27	300,000	319,011

		TOTAL INVESTMENTS (Cost $22,998,805)		$23,565,990

		CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of Net Assets		438,684

		NET ASSETS: 100%		$24,004,674
		# Prerefunded

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued FSP FAS 157-4, “Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased.

The following table represents the fund's investments by caption and by level within the fair value hierarchy as of June 30, 2009 (unaudited):

	Level 1	Level 2	Level 3	Value at 6/30/2009
Long-Term Municipal Bonds	--	23,565,990	--	23,565,990
Total	$--	$23,565,990	$--	$23,565,990

At June 30, 2009 and for the six months then ended, the fund held no Level 3 securities.  See Portfolio of Investments for a listing of all securities within each caption.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 27, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 27, 2009